Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2018	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Tax rate, percentage	7.50%
Withholding tax rate, percentage		20.00%
Deferred income tax liability (in Dollars)		$ 40	$ 80
Israel [Member]
Taxes on Income [Line Items]
Tax rate, percentage		23.00%